Interest-Bearing Loans and Borrowings - Summary of Reconciliation of Net Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Bank overdrafts	$ 53	$ 83
Cash and cash equivalents	(6,848)	(9,973)
AB inBev [member]
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Non-current interest-bearing loans and borrowings	78,323	78,880
Current interest-bearing loans and borrowings	2,524	1,029
Interest-bearing loans and borrowings	80,847	79,909
Bank overdrafts	53	83
Cash and cash equivalents	(6,848)	(9,973)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(184)	(183)
Debt securities (included within Investment securities)	(114)	(123)
Net debt	$ 73,755	$ 69,713